Supplement to the

Fidelity® Canada Fund (FICDX), Fidelity China Region Fund (FHKCX), Fidelity Europe Capital Appreciation Fund (FECAX), Fidelity Europe Fund (FIEUX), Fidelity Japan Fund (FJPNX), Fidelity Japan Smaller Companies Fund (FJSCX), Fidelity Nordic Fund (FNORX), and Fidelity Pacific Basin Fund (FPBFX)

Fidelity Canada Fund is a Class of shares of Fidelity Canada Fund; Fidelity China Region Fund is a Class of shares of Fidelity China Region Fund; and Fidelity Japan Fund is a Class of shares of Fidelity Japan Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

Douglas Lober no longer serves as a co-manager of Fidelity® Canada Fund.

Risteard Hogan no longer serves as a co-manager of Fidelity® Europe Fund.

Stefan Lindblad has replaced Per Johansson as the portfolio manager of Fidelity Nordic Fund.

Kirk Neureiter has replaced Rie Shigekawa as the portfolio manager of Fidelity Japan Fund.

David Jenkins has replaced Nicholas Price as the portfolio manager of Fidelity Japan Smaller Companies Fund.

Following shareholder approval, Fidelity Europe Capital Appreciation Fund merged into Fidelity Europe Fund on March 21, 2014. References to Fidelity Europe Capital Appreciation Fund throughout this Statement of Additional Information are no longer applicable.

Fidelity Europe Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

Effective December 1, 2014, following an internal corporate reorganization, Fidelity Management & Research (Japan) Limited is carrying on the business of Fidelity Management & Research (Japan) Inc. The following information replaces similar information found in the "Control of Investment Advisers" section on page 52.

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan Limited), and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

The following information replaces similar information found in the "Control of Investment Advisers" section on page 52.

FMR, FMRC, FMR U.K., FMR H.K., FMR Japan Limited, FIJ, FIA, FIA(UK), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

The following information replaces similar information found in the "Management Contracts" section on page 56.

Sub-Adviser - FMRC. On behalf of Fidelity Canada Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for the fund. On behalf of Fidelity China Region Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for each fund. Under the terms of the sub-advisory agreements for each fund, FMR, and not the funds, pays FMRC's fees.

TIFB-14-07  December 12, 2014
1.467593.156

The following information replaces similar information found in the "Management Contracts" section on page 57.

Sub-Advisers - FMR U.K., FMR H.K., FMR Japan Limited, FIA, FIA(UK), and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., FMR Japan Limited, and FIA. On behalf of each fund, FIA, in turn, has entered into sub-advisory agreements with FIA(UK). On behalf of Fidelity China Region Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund, FIA, in turn, has entered into sub-advisory agreements with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR and FIA, and not the funds, pay the sub-advisers.

Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity Europe Fund and Fidelity Nordic Fund. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity China Region Fund and Fidelity Pacific Basin Fund. Currently, FMR Japan Limited has day-to-day responsibility for choosing investments for Fidelity Japan Fund and Fidelity Japan Smaller Companies Fund.

The following information replaces similar information found in the "Management Contracts" section beginning on page 57.

Kirk Neureiter is the portfolio manager of Fidelity Japan Fund and receives compensation for his services. As of March 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Japan Fund is based on the pre-tax investment performance of the fund measured against the Tokyo Stock Price Index (TOPIX), and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar® Japan Stock Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Neureiter as of March 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 481	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 481	none	none

* Includes Fidelity Japan Fund ($481 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2014, the dollar range of shares of Fidelity Japan Fund beneficially owned by Mr. Neureiter was none.

David Jenkins is a research analyst and is the portfolio manager of Fidelity Japan Smaller Companies Fund and receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of March 31, 2014, the portfolio manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group assigned to each fund or account, if applicable, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the research analyst's designated team. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Japan Smaller Companies Fund is based on the fund's pre-tax investment performance measured against the Russell/Nomura Mid-Small Cap™ Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay and bonus opportunity tend to increase with the portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the portfolio manager's responsibilities as a portfolio manager of a fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Jenkins as of March 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 474	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Japan Smaller Companies Fund ($474 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2014, the dollar range of shares of Fidelity Japan Smaller Companies Fund beneficially owned by Mr. Jenkins was $100,001 - $500,000.

The following information supplements similar information found in the "Management Contracts" section beginning on page 57.

The following table provides information relating to other accounts managed by Mr. Lindblad as of December 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 1,850	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,380	none	none

* Includes Fidelity Europe Fund ($1,009 (in millions) assets managed with performance-based advisory fees) and Fidelity Europe Capital Appreciation Fund ($371 (in millions) assets managed with performance-based advisory fees).

As of December 31, 2013, the dollar range of shares of Fidelity Europe Fund beneficially owned by Mr. Lindblad was none. As of December 31, 2013, the dollar range of shares of Fidelity Europe Capital Appreciation Fund beneficially owned by Mr. Lindblad was none.

The following table provides information relating to other accounts managed by Mr. Hogan as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 3,822	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,662	none	none

* Includes Fidelity Canada Fund ($2,290 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2014, the dollar range of shares of Fidelity Canada Fund beneficially owned by Mr. Hogan was none.

The following information replaces similar information found in the "Management Contracts" section beginning on page 57.

Stefan Lindblad is the portfolio manager of Fidelity Nordic Fund and receives compensation for his services. As of October 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over his tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Nordic Fund is based on the pre-tax investment performance of the fund measured against the FTSE Capped Nordic Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Lindblad as of October 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 2,290	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,288	none	none

* Includes Fidelity Nordic Fund ($488 (in millions) assets managed.

As of October 31, 2014, the dollar range of shares of Fidelity Nordic Fund beneficially owned by Mr. Lindblad was none.